Income taxes - Tax rates (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
Income taxes
Number of subsidiary	1	1
Income tax rate (as a percent)	25.00%	25.00%
Income tax benefit (expense)	¥ 249,437,644	$ 35,132,557	¥ 389,357,613	¥ 368,735,701
Hong Kong
Income taxes
Income tax rate (as a percent)	16.50%	16.50%
Income tax benefit (expense)	¥ 0
Pre tax income	¥ 0		¥ 0	¥ 0
Chinese Mainland
Income taxes
Income tax rate (as a percent)	25.00%	25.00%
Statute of limitations period (in years)	3 years	3 years
Extension period for statute of limitations under special circumstances (in years)	5 years	5 years
Underpayment of tax liability listed as special circumstance	¥ 100,000
Statute of limitations period for related party transaction (in years)	10 years	10 years
Statute of limitations period for tax evasion (in years)	0 years	0 years
Qualified Enterprise
Income taxes
Number of subsidiary					1
Income tax rate (as a percent)	15.00%	15.00%
Qualified Enterprise | Tax year 2020 - 2025
Income taxes
Percentage of reduced enterprise income tax rate	15.00%	15.00%
Qualified Enterprise | Tax year 2023 to 2025
Income taxes
Percentage of reduced enterprise income tax rate	15.00%	15.00%